Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2020		2021		2022		2022
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(51,294)	(36,325)	(193,772)	(120,187)	(214,390)	(31,083)	(113,831)	(16,504)

Net loss attributable to EHang Holdings Limited’s ordinary shareholders	(51,294)	(36,325)	(193,772)	(120,187)	(214,390)	(31,083)	(113,831)	(16,504)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted (in thousands of shares)	64,143	45,420	69,733	43,252	74,917	74,917	39,778	39,778

Loss per share – basic and diluted	(0.80)	(0.80)	(2.78)	(2.78)	(2.86)	(0.41)	(2.86)	(0.41)